Average Annual Total Returns	12 Months Ended		60 Months Ended		69 Months Ended		120 Months Ended
	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
Philadelphia Stock Exchange Gold and Silver Sector Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	10.82%	[1]	6.85%	[1]	12.11%	[1]	8.45%	[2]
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	[1]	14.53%	[1]	15.02%	[1]	13.10%	[2]
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	20.92%		4.69%		8.56%
Performance Inception Date					Apr. 08, 2019
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.92%		4.68%		8.56%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.38%		3.66%		6.82%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	20.58%		4.39%				4.88%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.58%		4.40%				4.89%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.18%		3.43%				3.90%

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.